UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
May 1, 2019 to October 31, 2019
Commission File Number of issuing entity: 333-195654-01
Central Index Key Number of issuing entity: 0001606104
CONSUMERS 2014 SECURITIZATION FUNDING LLC
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor and sponsor: 1-5611
Central Index Key Number of depositor and sponsor: 0000201533
CONSUMERS ENERGY COMPANY
(Exact name of depositor and sponsor as specified in its charter)
Shaun M. Johnson, (517) 788-1947
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
46-5038143
(I.R.S. Employer Identification No.)

One Energy Plaza, Jackson, Michigan	49201
(Address of principal executive offices of the issuing entity)	(Zip Code)
Telephone number, including area code: (517) 788-1947

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Senior Secured Securitization Bonds, Series 2014A, Tranche A-1	☐	☐	☑
Senior Secured Securitization Bonds, Series 2014A, Tranche A-2	☐	☐	☑
Senior Secured Securitization Bonds, Series 2014A, Tranche A-3	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑                     No ☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is October 31, 2019.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Securitization Bonds, Series 2014A (the “Securitization Bonds”), dated July 14, 2014, and related Prospectus, dated July 7, 2014, of Consumers 2014 Securitization Funding LLC (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on July 16, 2014.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Securitization Bonds have been made with respect to the November 1, 2019 distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D.

•	Item 1A. Asset-Level Information.

•	Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sales of Securities and Use of Proceeds.
None.
Item 7. Change in Sponsor Interest in the Securities.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 4. Defaults Upon Senior Securities.

•	Item 5. Reserved.

•	Item 6. Significant Obligors of Pool Assets.

•	Item 8. Significant Enhancement Provider Information.

•	Item 9. Other Information.

Item 10. Exhibits.

Exhibits		Description
3.1	—	Certificate of Formation of Consumers 2014 Securitization Funding LLC (Exhibit 3.1 to Form S-3 filed May 2, 2014, and incorporated herein by reference)
3.2	—
Amended and Restated Limited Liability Company Agreement of Consumers 2014 Securitization Funding LLC dated and effective as of July 22, 2014 (Exhibit 3.2 to Form 8-K filed July 22, 2014, and incorporated herein by reference)

4.1	—
Indenture by and between Consumers 2014 Securitization Funding LLC, Issuer and The Bank of New York Mellon, Indenture Trustee and Securities Intermediary, dated as of July 22, 2014 (Exhibit 4.1 to Form 8-K filed July 22, 2014, and incorporated herein by reference)

4.2	—	Form of Senior Secured Securitization Bonds, Series 2014A (Exhibit 4.1 to Form 8-K filed July 22, 2014, and incorporated herein by reference)
10.1	—
Securitization Property Servicing Agreement by and between Consumers 2014 Securitization Funding LLC, Issuer and Consumers Energy Company, Servicer, dated as of July 22, 2014 (Exhibit 99.1 to Form 8-K-filed July 22, 2014, and incorporated herein by reference)

10.2	—
Securitization Property Purchase and Sale Agreement by and between Consumers 2014 Securitization Funding LLC, Issuer and Consumers Energy Company, Seller, dated as of July 22, 2014 (Exhibit 99.2 to Form 8-K filed July 22, 2014, and incorporated herein by reference)

10.3	—
Administration Agreement by and between Consumers 2014 Securitization Funding LLC and Consumers Energy Company, as administrator, dated as of July 22, 2014 (Exhibit 99.3 to Form 8-K filed July 22, 2014, and incorporated herein by reference)

10.4	—
Series Supplement by and between Consumers 2014 Securitization Funding LLC and The Bank of New York Mellon, Indenture Trustee, dated as of July 22, 2014 (Exhibit 99.7 to Form 8-K filed July 22, 2014, and incorporated herein by reference)

10.5	—
Intercreditor Agreement among The Bank of Nova Scotia, Liberty Street Funding LLC, The Bank of New York Mellon, Consumers Funding LLC, Consumers 2014 Securitization Funding LLC, Consumers Receivables Funding II, LLC and Consumers Energy Company, dated as of July 22, 2014 (Exhibit 99.8 to Form 8-K filed July 22, 2014, and incorporated herein by reference)

99.1	—	Semi-annual Servicer’s Certificate relating to the Securitization Bonds, dated October 22, 2019

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CONSUMERS 2014 SECURITIZATION FUNDING LLC
(Issuing Entity)

By: Consumers Energy Company, as Servicer

/s/ Glenn P. Barba
Glenn P. Barba
Vice President, Controller, and Chief Accounting Officer
Date: November 4, 2019

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